STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)

4. STOCKHOLDERS' EQUITY (DEFICIT)

During the nine months ended September 30, 2012, the Company recorded non-cash stock dividends totaling $1,870,846 in connection with the issuance of 5,022.93 shares of Series B Preferred Stock and 111,125 shares of Series A Preferred Stock as a stock dividend to its preferred shareholders as of September 30, 2012.

During the nine months ended September 30, 2012, 140.87 Series B Preferred Shares were converted into 388,603 Common shares.

During the nine months ended September 30, 2012, 3,003 Series A Preferred Shares were converted into 30,030 Common shares.

During the nine months ended September 30, 2012, the Company incurred stock-based compensation expense due to the issuance of stock options, and amortization of unvested stock options. The aggregate expense for the nine months ended September 30, 2012 is approximately $17,000 of which $4,000 and $613,000 is presented in research and development expenses and general and administrative expenses, respectively.

The Company has pre-approved options to purchase in the aggregate, up to a total of 408,000 shares of common stock to be issued and priced at the end of December 2012 to Directors. These options have been valued as of the pre-approval date. The aggregate expense of these options for the nine months ended September 30, 2012 is approximately $20,538, all of which is presented in general and administrative expenses.

The summary of the stock option activity for the nine months ended September 30, 2012 is as follows:

		Weighted
		Average	Weighted
		Exercise Price	Average Remaining
	Shares	per Share	Life (Years)

Outstanding, January 1, 2012	39,833,438	$0.39	7.2
Granted	1,968,000	$0.15	6.2
Cancelled	(138,366)	$33.21	-
Exercised	-	$-	-
Outstanding September 30, 2012	41,663,072	$0.29	6.4

The fair value of each stock option was estimated using the Black Scholes pricing model which takes into account as of the grant date the exercise price (ranging from $0.129 to $0.168 per share) and expected life of the stock option ( ranging from 5-10 years), the current price of the underlying stock and its expected volatility (approximately 28 percent), expected dividends (-0- percent) on the stock and the risk free interest rate (0.8 to 1.9 percent) for the term of the stock option.

At September 30, 2012, the aggregate intrinsic value of options outstanding and currently exercisable amounted to approximately $1,411,000.

The summary of the status of the Company's non-vested options for the nine months ended September 30, 2012 is as follows:

		Weighted
		Average
		Grant
		Date
	Shares	Fair Value

Non-vested, January 1, 2012	11,910,000	$0.051
Granted	1,968,000	$0.042
Cancelled	-	-
Vested	(886,000)	$0.047

Non-vested, September 30, 2012	12,992,000	$0.049

As of September 30, 2012, approximately $70,000 of total unrecognized compensation cost related to stock options is expected to be recognized over a weighted average period of 1.53 years. Due to the uncertainty over whether approximately 9,957,000 options granted during the year ended December 31, 2010 will vest based on performance milestones in the Company's long term incentive plan, no charge for these options has been recorded in the consolidated statements of operations for the nine and three months ended September 30, 2012. The grant date fair value of these unvested options amounts to approximately $478,000. The Company will evaluate on an ongoing basis the probability and likelihood of any of these performance milestones being achieved and will accrue charges as it becomes likely that they will be achieved.

As of September 30, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise	Warrant
To be Purchased	Price per Share	Expiration Date

3,986,429	$0.035	June 25, 2013
397,825	$0.0362	September 30, 2014
1,750,000	$0.100	August 16, 2015
1,600,000	$0.125	August 16, 2015
1,333,333	$0.15	August 16, 2015
490,000	$0.10	October 22, 2015
196,000	$0.125	October 22, 2015
163,333	$0.15	October 22, 2015
625,000	$0.10	November 2, 2015
250,000	$0.125	November 2, 2015
208,334	$0.15	November 2, 2015
500,000	$0.10	November 19, 2015
200,000	$0.125	November 19, 2015
166,667	$0.15	November 19, 2015
240,125	$1.25	October 24, 2016
5,000,000	$0.10	February 15, 2016
2,200,000	$0.125	February 15, 2016
1,833,333	$0.15	February 15, 2016
1,166,667	$0.175	February 10, 2017
22,307,046

During the nine months ended September 30, 2012, pursuant to cashless exercises, the Company issued an aggregate total of 169,162 shares of Common Stock for the full exercise of warrants to purchase 500,000 shares of Common Stock at an exercise price of $0.10 per share of Common.

During the nine months ended September 30, 2012 Convertible Notes in the principal and accrued interest amount of $685,208 were converted into 6,852,088 Common shares.

In December 2011, the Company terminated the original Purchase Agreement with Lincoln Park Capital Fund, LLC ("LPC") and executed a new purchase agreement, or the New Purchase Agreement, and a registration rights agreement, or the New Registration Rights Agreement, with LPC. Under the New Purchase Agreement, LPC is obligated, under certain conditions, to purchase from the Company up to $8.5 million of our Common Stock, from time to time over a thirty-two (32) month period.

The Company has the right, but not the obligation, to direct LPC to purchase up to $8,500,000 of its Common Stock in amounts up to $50,000 as often as every two business days under certain conditions. The Company can also accelerate the amount of its common stock to be purchased under certain circumstances. No sales of shares may occur at a purchase price below $0.10 per share or without a registration statement having been declared effective. The purchase price of the shares will be based on the market prices of our shares at the time of sale as computed under the New Purchase Agreement without any fixed discount. The Company may at any time at its sole discretion terminate the New Purchase Agreement without fee, penalty or cost upon one business days' notice.

There was no up-front commitment fee paid to LPC for entering into the new agreement. In the event the Company directs LPC to purchase up to $8,500,000 of its Common Stock, the Company is obligated to issue up to an additional 1,634,615 commitment fee shares of Common Stock on a pro rata basis. LPC may not assign any of its rights or obligations under the Purchase Agreement.

During the nine months ended September 30, 2012 the Company received approximately $3,050,000 as proceeds from the sale of 23,611,393 shares of Common Stock per the terms of the Purchase Agreement with LPC at an average price of approximately $0.13 per share of Common. Per the terms of the Purchase Agreement the Company also issued an additional 586,517 shares of Common Stock as additional Commitment Fee shares. The fair value of the Commitment shares of $76,413 has been recorded as a cost of raising capital.

9. STOCKHOLDERS' EQUITY

Preferred Stock

Our certificate of incorporation authorizes the issuance of up to 100,000,000 shares of "blank check" preferred stock, with such designation rights and preferences as may be determined from time to time by the Board of Directors. We have designated 12,000,000 shares of Series A Preferred Stock and 200,000 shares of Series B Preferred Stock as described below. Subject to the rights of the holders of the Series A and Series B Preferred Stock, our Board of Directors is empowered, without stockholder approval, to issue up to 87,800,000 additional shares of preferred stock with dividend, liquidation, conversion, voting or other rights.

10% Series A Preferred Stock

Each share of Series A Preferred Stock has a stated value of $1.00, and is convertible at the holder's option into that number of shares of Common Stock equal to the stated value of such share of Series A Preferred Stock divided by an initial conversion price of $1.25. Upon the occurrence of a stock split, stock dividend, combination of the Common Stock into a smaller number of shares, issuance of any of shares of Common Stock or other securities by reclassification of the Common Stock, merger or sale of substantially all of the Company's assets, the conversion rate will be adjusted so that the conversion rights of the Series A Preferred Stock stockholders will be equivalent to the conversion rights of the Series A Preferred Stock stockholders prior to such event. In addition, in the event the Company sells shares of Common Stock (or the equivalent thereof) at a price of less than $1.25 per share, the conversion price of the shares of Series A Preferred Stock will be reduced to such lower price. In addition, in the event the Company sells shares of Common Stock (or the equivalent thereof) at a price of less than $2.00 per share, the exercise price of the warrants issued to the holders of the Series A Preferred Stock will be reduced to such lower price. As of the "Qualified Closing" of our Series B Preferred Stock private placement in August of 2008, these investors' agreed to a modification of their rights and pricing and gave up their anti-dilution protection - see Qualified Closing description in Series B Preferred Stock section.

Pursuant to agreements with the June 30, 2006 purchasers of Series A Preferred Stock that waived rights to anti-dilution price protection upon the completion of the Series B offering, the Company reduced the conversion price for these holders of Series A Preferred Stock from $1.25 per share of Common to prices ranging from $0.10 to $0.45 per share of Common. The June 30, 2006 purchasers of Series A Preferred Stock also received reductions in their corresponding warrant exercise prices from $2.00 per share of Common Stock to exercise prices ranging from $0.40 to $0.90 per share of Common Stock.

The Series A Preferred Stock bears a dividend of 10% per annum payable quarterly, at the Company's election in cash or additional shares of Series A Preferred Stock valued at the stated value thereof; provided, however, that the Company must pay the dividend in cash if an "Event of Default" as defined in the Certificate of Designation designating the Series A Preferred Stock has occurred and is then continuing. In addition, upon an Event of Default, the dividend rate increases to 20% per annum. An Event of Default includes, but is not limited to, the following:

•	the occurrence of "Non-Registration Events";
•	an uncured breach by the Company of any material covenant, term or condition in the Certificate of Designation or any of the related transaction documents; and
•	any money judgment or similar final process being filed against the Company for more than $100,000.

In the event of the Company's dissolution, liquidation or winding up, the holders of the Series A Preferred Stock will receive, in priority over the holders of Common Stock, a liquidation preference equal to the stated value of such shares plus accrued dividends thereon.

The Series A Preferred Stock is not redeemable at the option of the holder but may be redeemed by the Company at its option following the third anniversary of the issuance of the Series A Preferred Stock for 120% of the stated value thereof plus any accrued but unpaid dividends upon 30 days' prior written notice, during which time the Series A Preferred Stock may be converted, provided a registration statement is effective under the Securities Act with respect to the Common Stock into which such Preferred is convertible and an Event of Default is not then continuing.

Holders of Series A Preferred Stock do not have the right to vote on matters submitted to the holders of Common Stock.

The registration rights provided for in the subscription agreements entered into with the purchasers of the Series A Preferred Stock: 1) required that the Company file a registration statement with the SEC on or before 120 days from the closing to register the shares of Common Stock issuable upon conversion of the Series A Preferred Stock and exercise of the warrants, and cause such registration statement to be effective within 240 days following the closing; and 2) entitles each of these investors to liquidated damages in an amount equal to two percent (2%) of the purchase price of the Series A Preferred Stock if the Company fails to timely file that registration statement with, or have it declared effective by, the SEC.

The transaction documents entered into with the purchasers of the Series A Preferred Stock also provide for various penalties and fees for breaches or failures to comply with provisions of those documents, such as the timely payment of dividends, delivery of stock certificates upon conversion of the Series A Preferred Stock or exercise of the warrants, and obtaining and maintaining an effective registration statement with respect to the shares of Common Stock underlying the Series A Preferred Stock and warrants sold in the offering.

The Company has recorded non-cash stock dividends in connection with the issuance of Series A Preferred Stock as a stock dividend to its preferred shareholders as of December 31, 2011. Prior to February 26, 2007 and after May 7, 2007, the dividend rate was 10% per annum. Effective February 26, 2007 due to the Company's failure to have the registration statement it filed declared effective by the Commission within the time required under agreements with the June 30, 2006 purchasers of the Series A Preferred Stock (i) dividends on the shares of Series A Preferred Stock issued to those purchasers were required to be paid in cash, (ii) the dividend rate increased from 10% per annum to 20% per annum, and (iii) such purchasers were entitled to liquidated damages of 2% of their principal investment payable in cash per 30 day period until the registration statement was declared effective. In connection with such cash dividend and penalty obligations, as modified by the Settlement Agreement described below, the Company's financial statements for the year ending December 31, 2007 also reflect an aggregate charge of $361,495. On May 7, 2007 the Company's registration statement filed in connection with the Company's obligations to the June 30, 2006 purchasers of its Series A Preferred Stock was declared effective by the Commission.

Pursuant to a settlement agreement entered into in August 2007 with the June 30, 2006 purchasers of the Series A Preferred Stock, cash dividends stopped accruing on the Series A Preferred Stock effective on the date the Company's registration statement was declared effective (May 7, 2007) and all cash dividends and penalties due through that date were paid with additional shares of Series A Preferred Stock at its stated value of $1.00 per share in lieu of cash. The settlement did not result in a gain or loss on extinguishment of debt for the year ended December 31, 2007. Additionally, as part of the settlement, the dividend rate on the Series A Preferred Stock issued to these purchasers was reset to 10% effective as of May 7, 2007.

During the years ended December 31, 2011 and 2010, the Company issued 266,161 and 590,159 shares of Series A Preferred Stock respectively as payment of stock dividends at the stated value of $1.00 per share. The fair value of the non-cash stock dividends for the years ended December 31, 2011 and 2010 amounted to $72,021 and $168,582, respectively.

10 % Series B Cumulative Convertible Preferred Stock

Each share of Series B Preferred Stock has a stated value of $100.00, and is convertible at the holder's option into that number of shares of Common Stock equal to the stated value of such share of Series B Preferred Stock divided by an initial conversion price of $0.035, subject to certain adjustments. Additionally, upon the occurrence of a stock split, stock dividend, combination of the Common Stock into a smaller number of shares, issuance of any of shares of Common Stock or other securities by reclassification of the Common Stock, merger or sale of substantially all of the Company's assets, the conversion rate will be adjusted so that the conversion rights of the Series B Preferred Stock stockholders will be equivalent to the conversion rights of the Series B Preferred Stock stockholders prior to such event.

The Series B Preferred Stock bears a dividend of 10% per annum payable quarterly; provided, that if an "Event of Default" as defined in the Certificate of Designation designating the Series B Preferred Stock has occurred and is then continuing, the dividend rate increases to 20% per annum. An Event of Default includes, but is not limited to, the following:

•	the occurrence of "Non-Registration Events";
•	an uncured breach by the Company of any material covenant, term or condition in the Certificate of Designation or any of the related transaction documents; and
•	any money judgment or similar final process being filed against the Company for more than $100,000.

Dividends on the Series B Preferred Stock will be made in additional shares of Series B Preferred Stock, valued at the stated value thereof. Notwithstanding the foregoing, during the first three-years following the initial closing, upon the approval of the holders of a majority of the Series B Preferred Stock, including the lead investor, NJTC Venture Fund ("NJTC"), if it then owns 25% of the shares of Series B Preferred Stock initially purchased by it (the "Required Amount"), the Company may pay dividends in cash instead of additional shares of Series B Preferred Stock, and after such three-year period, the holders of a majority of the Series B Preferred Stock, including NJTC if it then owns the Required Amount, may require that such payments be made in cash.

In the event of the Company's dissolution, liquidation or winding up, the holders of the Series B Preferred Stock will receive, in priority over the holders of Series A Preferred Stock and Common Stock, a liquidation preference equal to the stated value of such shares plus accrued dividends thereon.

Holders of Series B Preferred Stock have the right to vote on matters submitted to the holders of Common Stock on an as converted basis.

The Company has agreed to file a registration statement under the Securities Act covering the Common Stock issuable upon conversion of the Series B Preferred Stock within 180 days following the initial closing and to cause it to become effective within 240 days of such closing. The Company also granted the investors demand and piggyback registration rights with respect to such Common Stock. The investors in the private placement are entitled to liquidated damages in an amount equal to two percent (2%) of the purchase price of the Series B Preferred Stock if the Company fails to timely file that registration statement with, or have it declared effective by, the SEC. The Company has received a waiver from a majority of the Series B holders for the non-registration event and the timing of the Series B registration does not create a cross-default of the Series A Preferred Series.

Following the fifth anniversary of the initial closing, the holders of a majority of the Series B Preferred Stock, including NJTC (if it then holds 25% of the shares of Series B Preferred Stock initially purchased by it) may elect to require the Company to redeem all (but not less than all) of their shares of Series B Preferred Stock at the original purchase price for such shares plus all accrued and unpaid dividends whether or not declared, provided the market price of the Company's Common Stock is then below the conversion price of the Series B Preferred Stock.

Pursuant to the Certificate of Designation designating the Series B Preferred Stock, for so long as NJTC holds the Required Amount, NJTC is entitled to elect (i) two directors to the Company's Board of Directors, which shall initially consist of six members, and (ii) two members to the Company's compensation committee, which shall consist of at least three members. Within twelve months following the initial closing, the Company agreed to reduce the number of Directors on the Company's Board of Directors to five members. Following the initial closing, two affiliates of NJTC joined the Company's Board of Directors and compensation committee pursuant to the foregoing provision.

The transaction documents entered into with the purchasers of the Series B Preferred Stock also provide for various penalties and fees for breaches or failures to comply with provisions of those documents, such as the timely payment of dividends, delivery of stock certificates upon conversion of the Series B Preferred Stock or exercise of the warrants, and obtaining and maintaining an effective registration statement with respect to the shares of Common Stock underlying the Series B Preferred Stock and warrants sold in the offering.

In accordance with accounting standards governing debt with conversion and other options, the Company allocates the proceeds associated with the issuance of preferred stock based on the relative fair value of the preferred stock and warrants. Additionally, the Company evaluates if the embedded conversion option results in a beneficial conversion feature by comparing the relative fair value allocated to the preferred stock to the market value of the underlying common stock subject to conversion. The value assigned to the warrants resulting from the relative fair value calculation as well as the value of the beneficial conversion feature is recorded as a preferred stock dividend and is presented in the consolidated statements of operations. In addition, the Company considers the guidance of accounting for derivative financial instruments indexed to, and potentially settled in, a company's own common stock, and accounting for derivative instruments and hedging activities and concluded that the conversion feature embedded in the preferred stock only provides for physical settlement and there are no net settlement features. Accordingly, the Company has concluded that the conversion feature is not considered a derivative.

During the years ended December 31, 2011 and 2010, the Company issued 6,283.41 and 6,232.81 shares of Series B Preferred Stock respectively as payment of stock dividends at the stated value of $100.00 per share. The fair value of the non-cash stock dividends for the years ended December 31, 2011 and 2010 amounted to $3,015,020 and $2,008,882, respectively.

Determination of Stock Dividend Fair Value

Effective January 1, 2010 the Company has changed its basis for estimating the fair value of the preferred stock dividends from the underlying conversion prices of the Series A and Series B Preferred Stock, to a five day volume weighted average price of actual closing market prices for the Company's Common Stock.

Common Stock

Our certificate of incorporation authorizes the issuance of up to 500,000,000 shares of common stock with a par value of $0.001 per share of common ("Common Stock").

In May 2010, the Company executed a purchase agreement, or the Purchase Agreement, and a registration rights agreement, or the Registration Rights Agreement, with Lincoln Park Capital Fund, LLC ("LPC"). Under the Purchase Agreement, LPC is obligated, under certain conditions, to purchase from the Company up to $6 million of our Common Stock, from time to time over a 750 day (twenty-five (25) monthly) period.

The Company has the right, but not the obligation, to direct LPC to purchase up to $6,000,000 of its Common Stock in amounts up to $50,000 as often as every two business days under certain conditions. The Company can also accelerate the amount of its common stock to be purchased under certain circumstances. No sales of shares may occur at a purchase price below $0.10 per share or without a registration statement having been declared effective. The purchase price of the shares will be based on the market prices of our shares at the time of sale as computed under the Purchase Agreement without any fixed discount. The Company may at any time at its sole discretion terminate the Purchase Agreement without fee, penalty or cost upon one business days notice.

The Company issued 1,153,846 shares of our Common Stock to LPC as a commitment fee for entering into the agreement, and is obligated to issue up to an additional 1,153,846 shares pro rata as LPC purchases up to $6,000,000 of its Common Stock as directed by the Company. LPC may not assign any of its rights or obligations under the Purchase Agreement. During the years ended December 31, 2011 and 2010 the Company sold a total of 16,325,814 and 7,174,186 shares of Common Stock per the terms of the Purchase Agreement with LPC at an average price of approximately $0.179 and $0.105 per share of Common respectively. Per the terms of the Purchase Agreement the Company also issued an additional 561,600 and 144,200 shares of Common Stock as additional Commitment Fee shares during the years ended December 31, 2011 and 2010, respectively. The fair value of the Commitment shares have been recorded as a cost of raising capital.

In December 2011, the Company terminated the Purchase Agreement and executed a new purchase agreement, or the New Purchase Agreement, and a registration rights agreement, or the New Registration Rights Agreement, with Lincoln Park Capital Fund, LLC ("LPC"). Under the New Purchase Agreement, LPC is obligated, under certain conditions, to purchase from the Company up to $8.5 million of our Common Stock, from time to time over a thirty-two (32) month) period.

The Company has the right, but not the obligation, to direct LPC to purchase up to $8,500,000 of its Common Stock in amounts up to $50,000 as often as every two business days under certain conditions. The Company can also accelerate the amount of its common stock to be purchased under certain circumstances. No sales of shares may occur at a purchase price below $0.10 per share or without a registration statement having been declared effective. The purchase price of the shares will be based on the market prices of our shares at the time of sale as computed under the Purchase Agreement without any fixed discount. The Company may at any time at its sole discretion terminate the Purchase Agreement without fee, penalty or cost upon one business days notice.

There was no up front commitment fee paid to LPC for entering into the new agreement, however the Company is obligated to issue up to an additional 1,634,615 shares pro rata as LPC purchases up to $8,500,000 of its Common Stock as directed by the Company. LPC may not assign any of its rights or obligations under the Purchase Agreement. As of December 31, 2011 there were no sales of Common Stock made under the new Purchase Agreement.

Stock Option Plans

As of December 31, 2011, the Company had a Long Term Incentive Plan ("2006 Plan") to attract, retain, and provide incentives to employees, officers, directors, and consultants. The Plan generally provides for the granting of stock, stock options, stock appreciation rights, restricted shares, or any combination of the foregoing to eligible participants.

A total of 40,000,000 shares of common stock are reserved for issuance under the 2006 Plan. As of December 31, 2011 there were outstanding options to purchase approximately 38,943,000 shares of common stock reserved under the plan. Additionally, as of December 31, 2011 there were options to purchase approximately 890,000 shares of Common Stock that were issued outside of the 2006 Plan. The Company may increase the shares in the 2006 Plan as needed to maintain the pool with 15% of the shares outstanding on a fully diluted basis.

The 2006 Plan as well as grants issued outside of the Plan are administered by the Board of Directors. The Board is authorized to select from among eligible employees, directors, advisors and consultants those individuals to whom incentives are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend and rescind terms relating to options granted under the Plans. Generally, the interpretation and construction of any provision of the Plans or any options granted hereunder is within the discretion of the Board.

The Plan provides that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees and non-employee directors, advisors and consultants are eligible to receive options, which are not ISOs, i.e. "Non-Qualified Options." Because the Company has not yet obtained shareholder approval of the 2006 Plan, all options granted thereunder to date are "Non-Qualified Options" and until such shareholder approval is obtained, all future options issued under the 2006 Plan will also be "Non-Qualified Options."

Stock-based Compensation

Total share-based employee, director, and consultant compensation for the years ended December 31, 2011 and 2010 amounted to approximately $865,500 and $149,000 respectively. These amounts are included in the statement of operations under the captions research and development ($444,200 and $65,000) and general and administrative ($421,300 and $84,000), respectively.

The summary of the stock option activity for the years ended December 31, 2011 and 2010 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Shares	per Share	Life (Years)
Outstanding January 1, 2010	23,577,704	$0.84	8.3
Granted	16,321,000	$0.143	9.3
Cancelled	(143,591)	$31.48	-
Exercised	-	-	-
Outstanding, December 31, 2010	39,755,113	$0.44	8.2
Granted	290,000	$0.137	7.5
Cancelled	(64,800)	$31.52	-
Exercised	(146,875)	$0.035	-
Outstanding, December 31, 2011	39,833,438	$0.39	7.2

The weighted-average grant date fair value for options granted during the years ended December 31, 2011 and 2010 amounted to approximately $0.055 and $0.053 per share, respectively. As of December 31, 2011 the Company's outstanding options had exercise prices ranging from $0.035 to $41.47 per share of Common Stock.

At December 31, 2011, the aggregate intrinsic value of options outstanding and options currently exercisable amounted to approximately $ 2,265,000. As of December 31, 2011, the Company had options currently exercisable into an aggregate total of 27,923,438 shares of common stock which have a weighted average exercise price of $0.54 per share.

The summary of the status of the Company's non-vested options for the year ended December 31, 2011 is as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Non-vested, January 1, 2011	17,795,144	$0.047
Granted	290,000	0.055
Cancelled	-	-
Vested	(6,175,144)	0.038
Exercised	-	-
Non-vested, December 31, 2011	11,910,000	$0.051

As of December 31, 2011, there was approximately $2,756 of total unrecognized compensation cost related to stock options. Due to the uncertainty over whether certain options granted during the year ended December 31, 2010 will vest based on performance milestones in the Company's long term incentive plan, no charge for these options has been recorded in the consolidated statements of operations for the year ended December 31, 2011. The Company will evaluate on an ongoing basis the probability and likelihood of any of these performance milestones being achieved and will accrue charges as it becomes likely that they will be achieved.

The Company has reserved a separate pool of 15.6 million shares of restricted stock that may be issued to employees and directors as part of a long term incentive plan tied to corporate objectives. As of December 31, 2011, none of these shares have been issued and due to the uncertainty over whether they will be issued, no charge for these shares has been recorded in the consolidated statement of operations for the year ended December 31, 2011.

As of December 31, 2011, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise	Warrant
To be Purchased	Price per Share	Expiration Date
3,986,429	$0.035	June 25, 2013
397,825	$0.0362	September 30, 2014
1,750,000	$0.10	August 16, 2015
1,600,000	$0.125	August 16, 2015
1,333,333	$0.15	August 16, 2015
490,000	$0.10	October 22, 2015
196,000	$0.125	October 22, 2015
163,333	$0.15	October 22, 2015
625,000	$0.10	November 2, 2015
250,000	$0.125	November 2, 2015
208,334	$0.15	November 2, 2015
500,000	$0.10	November 19, 2015
200,000	$0.125	November 19, 2015
166,667	$0.15	November 19, 2015
240,125	$1.25	October 24, 2016
5,500,000	$0.10	February 15, 2016
2,200,000	$0.125	February 15, 2016
1,833,333	$0.15	February 15, 2016
21,640,379